Debt - Additional information (Details) - USD ($) $ in Millions				1 Months Ended	6 Months Ended
	Jul. 17, 2020	Dec. 11, 2019	Sep. 12, 2014	Jul. 31, 2020	Jun. 30, 2020	Oct. 24, 2017
Required minimum cash and cash equivalents					$ 52.8
Minimum Net Worth Required					$ 150.0
Minimum [Member]
Required Minimum Solvency Covenant					30.00%
Cash and Cash Equivalent Percentage					5.00%
Fair market Value Percentage					130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13.5
Debt Instrument, Basis Spread on Variable Rate			2.90%
Debt Instrument Maturity Period			September 2021
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.90%
Nordea SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 100.0
Debt Instrument, Basis Spread on Variable Rate		2.40%
Debt Instrument Maturity Period		December 2024
Nordea SEB Revolving Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 40.0
Number of days to provide notice for draw down or repayment of debt		5 days
ABN CACIB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 61.5
Debt Instrument, Basis Spread on Variable Rate		2.40%
Debt Instrument Maturity Period		December 2024
ABN CACIB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.4%
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity						$ 15.0
Debt Instrument, Basis Spread on Variable Rate				3.90%
ABN AMRO Revolving Facility | Subsequent events
Debt Instrument, Description of Variable Rate Basis	July 2022
Renewal term	2 years
Extension term	2 years
ABN AMRO Revolving Facility | Subsequent events | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.9%